SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
2.	SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Board of Directors. Management has determined the operating segments based on the reports reviewed by the Board of Directors, which are used to make strategic decisions. The Board considers the business from a geographic perspective based on the Group’s management and internal reporting structure. Sales of product between companies in the Group are made on commercial terms which reflect the nature of the relationship between the relevant companies. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise interest-bearing loans, borrowings and expenses and corporate expenses. Segment capital expenditure is the total cost during the year to acquire segment plant, property and equipment and intangible assets that are expected to be used for more than one period, whether acquired on acquisition of a business combination or through acquisitions as part of the current operations.

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World - Ireland. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e., the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the Group’s products must comply with various regulators worldwide in the markets that we serve.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by geographical area based on location of assets was as follows:

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	41,792	19,763	-	61,555
Inter-segment revenue	19,815	702	(20,517)	-

Total revenue	61,607	20,465	(20,517)	61,555

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	44,984	11,848	-	56,832
Inter-segment revenue	21,867	872	(22,739)	-

Total revenue	66,851	12,720	(22,739)	56,832

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Revenue from external customers	50,508	12,013	-	62,521
Inter-segment revenue	26,110	828	(26,938)	-

Total revenue	76,618	12,841	(26,938)	62,521

ii)	The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Americas	29,917	32,282	35,557
Asia / Africa	24,775	18,909	20,401
Europe (including Ireland) *	6,863	5,641	6,563

	61,555	56,832	62,521

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

iii)	The distribution of revenue by major product group was as follows:

Revenue	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Clinical laboratory goods	39,372	42,288	46,036
Clinical laboratory services	4,750	5,453	7,272
Point-of-care	17,433	9,091	9,213

	61,555	56,832	62,521

iv)	The group has recognised the following amounts relating to revenue in the consolidated statement of operations:

Revenue	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Revenue from contracts with customers	61,555	56,832	62,521

	61,555	56,832	62,521

(v)	Disaggregation of revenue from contracts with customers:

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000
At a point in time	41,536	19,763	61,299
Over time	256	-	256

Total	41,792	19,763	61,555

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000
At a point in time	44,692	11,848	56,540
Over time	292	-	292

Total	44,984	11,848	56,832

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000
At a point in time	50,174	12,013	62,187
Over time	334	-	334

Total	50,508	12,013	62,521

(vi)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	29,661	24,775	6,863	61,299
Over time	256	-	-	256

Total	29,917	24,775	6,863	61,555

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	31,990	18,909	5,641	56,540
Over time	292	-	-	292

Total	32,282	18,909	5,641	56,832

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	35,223	20,401	6,563	62,187
Over time	334	-	-	334

Total	35,557	20,401	6,563	62,521

(vii)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(2,503)	(9,386)	(315)	(12,204)
Restructuring costs	(2,025)	(2,156)		(4,181)
Impairment charges	(612)	(796)	-	(1,408)

Result after impairment	(5,140)	(12,338)	(315)	(17,793)
Unallocated expenses *				(3,372)

Operating loss				(21,165)
Net financing expense (Note 6)				(9,565)

Loss before tax				(30,730)
Income tax credit (Note 7)				(486)

Loss for the year on continuing operations				(31,216)
Loss for the year on discontinued operations (Note 8)				(573)

Loss for the year				(31,789)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(4,365)	(7,886)	(104)	(12,355)
Impairment charges	(11,105)	-	-	(11,105)

Result after impairment	(15,470)	(7,886)	(104)	(23,460)
Unallocated expenses *				(3,585)

Operating loss				(27,045)
Net financing expense (Note 6)				(9,882)

Loss before tax				(36,927)
Income tax charge (Note 7)				59

Loss for the year on continuing operations				(36,868)
Profit for the year on discontinued operations (Note 8)				12,850

Loss for the year				(24,018)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(5,892)	(5,112)	(33)	(11,037)
Impairment	(2,331)	(3,508)	-	(5,839)

Result after impairment	(8,223)	(8,620)	(33)	(16,876)
Unallocated expenses *				(2,473)

Operating loss				(19,349)
Net financing expense (Note 6)				(24,431)

Loss before tax				(43,780)
Income tax credit (Note 7)				194

Loss for the year on continuing operations				(43,586)
Profit for the year on discontinued operations (Note 8)				2,577

Loss for the year				(41,009)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

viii)	The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	32,798	61,254	-	94,052
Unallocated assets:
Income tax assets (current and deferred)				4,071
Cash and cash equivalents and short-term investments				5,167

Total assets as reported in the Group balance sheet				103,290

Segment liabilities	84,863	48,621	62	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,925

Total liabilities as reported in the Group balance sheet				138,471

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	26,230	26,023	-	52,253
Unallocated assets:
Income tax assets (current and deferred)				3,491
Cash and cash equivalents and short-term investments				3,691

Total assets as reported in the Group balance sheet				59,435

Segment liabilities	49,398	31,387	20	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)				2,579

Total liabilities as reported in the Group balance sheet				83,384

ix)
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets and derivative financial instruments), by geographical area was as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Rest of World – Ireland	43,504	12,448
Americas	14,943	5,793

	58,447	18,241

x)	The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Depreciation:
Rest of World – Ireland	160	162	123
Americas	515	668	1,282

	675	830	1,405

Amortisation:
Rest of World – Ireland	770	458	89
Americas	420	487	800

	1,190	945	889

xi)	The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	843	1,650	632
Americas	473	419	1,123

	1,316	2,069	1,755

See Note 20 for further information on share-based payments.

xii)	The distribution of taxation (expense)/credit by geographical area was as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	(5)	(385)	286
Rest of World – Other	9	(235)	(4)
Americas	(490)	679	(88)

	(486)	59	194

xiii)	During 2024, 2023 and 2022 there were no customers generating 10% or more of total revenues.

xiv)	The distribution of capital expenditure by geographical area was as follows:

	December 31 2024 US$‘000	December 31, 2023 US$‘000
Rest of World – Ireland	37,929	251
Americas	2,753	2,547

	40,682	2,798

Capital expenditure for the year ended December 31, 2024 includes significant additions arising from the acquisitions of Waveform assets, EpiCapture Limited, and Metabolomics Diagnostic Limited (see Note 29). In addition, capitalised development costs increased from US$1.8 million in 2023 to US$8.6 million in 2024, reflecting investment in development of newly acquired intangible assets.